EMPLOYEES' RIGHTS UPON RETIREMENT (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]

The amounts accrued and the portions funded, with severance pay funds and by the insurance policies are reflected in the financial statements as follows:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in thousands

Accrued severance pay	$1,615	$1,456
L e s s - amounts funded (presented in “Investment and other non current assets”)	(1,399)	(1,213)
Unfunded balance	$216	$243